UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03870
Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgen Stanley U.S. Government Securities Trust
Portfolio of Investments ■ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Agency Adjustable Rate Mortgages (1.2%)
$2,407	Federal Home Loan Mortgage Corporation, Conventional Pools:	4.938%	11/01/36	$2,535,516
1,700		5.455	01/01/38	1,816,063
2,816		5.946	10/01/36	2,938,728
4,790	Federal National Mortgage Association, Conventional Pool	2.428	05/01/35	5,046,457

	Total Agency Adjustable Rate Mortgages (Cost $12,370,054)			12,336,764

	Agency Bonds – Banking (FDIC Guaranteed) (8.9%)
48,650	Ally Financial, Inc.	2.20	12/19/12	49,747,690
41,600	Citigroup Funding, Inc. (a)	2.25	12/10/12	42,520,816
2,080	NCUA Guaranteed Notes, Series A2	1.40	06/12/15	2,111,283

	Total Agency Bonds — Banking (FDIC Guaranteed) (Cost $92,897,979)			94,379,789

	Agency Fixed Rate Mortgages (40.2%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
13,214		4.50	09/01/39	14,000,062
21,166		5.00	10/01/35–01/01/40	22,838,708
4,772		5.50	11/01/39	5,199,258
17,112		6.00	12/01/37–07/01/38	18,793,812
3,608		6.50	03/01/29–09/01/36	4,044,798
1,100		7.50	05/01/35	1,281,334
610		8.00	08/01/32	724,652
659		8.50	08/01/31	797,718
	October TBA
20,300		4.00	10/25/41(b)	21,251,562
	Federal National Mortgage Association, Conventional Pools:
57,587		4.50	01/01/25–08/01/41	61,307,153
41,796		5.00	05/01/35–02/01/41	45,510,389
75,804		5.50	03/01/35–08/01/38	82,757,182
3,133		6.00	01/01/37	3,450,674
399		6.50	06/01/29–02/01/33	450,280
3		7.00	05/01/31	3,822
1,758		7.50	08/01/37	2,054,702
1,370		8.00	04/01/33	1,603,147
1,252		8.50	10/01/32	1,472,659
	October TBA
11,050		4.00	10/25/41(b)	11,585,234
	Government National Mortgage Association, October TBA
25,650		4.00	10/25/41(b)	27,437,484
	Various Pools:
36,958		4.50	04/15/39–06/15/40	40,280,855
8,000		6.00	03/15/26–09/20/34	8,975,904
12,550		6.50	03/15/14–07/15/31	14,166,020
435		7.00	03/20/26–07/20/29	507,205
13,520		7.50	11/15/32	15,734,732
3,467		8.00	06/15/16–08/15/31	4,013,024
6,377		8.50	07/15/30	7,478,396
3,858		9.00	11/15/15–02/15/25	4,242,623
2,712		9.50	02/15/16–12/15/20	3,001,336
3,217		10.00	06/15/13–11/15/20	3,484,757
80		12.25	09/15/13–06/15/15	83,459

	Total Agency Fixed Rate Mortgages (Cost $411,502,135)			428,532,941

Morgen Stanley U.S. Government Securities Trust
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Asset-Backed Securities (4.7%)
	Ally Master Owner Trust
$1,475	(c)	1.979 (d)%		01/15/15	$1,497,627
3,500	(c)	2.88		04/15/15	3,588,898
9,282	Amal Ltd. (Cayman Islands)	3.465		08/21/21	9,803,485
	Ford Credit Floorplan Master Owner Trust
10,750		1.779	(d)	09/15/14	10,867,974
2,500	(c)	4.20		02/15/17	2,717,198
3,520	Hyundai Auto Lease Securitization Trust 2011-A (c)	1.02		08/15/14	3,519,126
1,875	Mercedes-Benz Auto Receivables Trust	0.85		03/16/15	1,879,335
	North Carolina State Education Assistance Authority
2,275		1.135	(d)	07/25/25	2,200,152
3,400		1.153	(d)	01/26/26	3,346,382
5,726	North Texas Higher Education Authority	1.346	(d)	04/01/40	5,739,625
825	Panhandle-Plains Higher Education Authority, Inc.	1.208	(d)	07/01/24	816,995
2,600	SLM Student Loan Trust (c)	4.37		04/17/28	2,757,517
1,481	Wheels SPV LLC (c)	1.779	(d)	03/15/18	1,487,506

	Total Asset-Backed Securities (Cost $49,233,039)				50,221,820
	Collateralized Mortgage Obligations – Agency Collateral Series (8.8%)
	Federal Home Loan Mortgage Corporation
5,560		2.699		05/25/18	5,589,195
3,700		3.154		02/25/18	3,874,270
5,125		3.871		04/25/21	5,554,852
	IO
36,100		0.842	(d)	01/25/21	1,570,025
	IO REMIC
20,710		5.00		12/15/20–12/15/37	2,813,459
103,113		5.721	(d)	06/15/41	12,264,094
13,424		5.741	(d)	06/15/40	2,101,432
10,201		5.911	(d)	07/15/37	1,458,011
41,993		6.241	(d)	06/15/40	8,031,662
	REMIC
5,520		22.093	(d)(e)	05/15/41	6,093,572
	Federal National Mortgage Association
1,720		3.763		06/25/21	1,861,974
	IO
28,622		6.155	(d)	09/25/20	7,460,012
	REMIC
3,663		9.163		10/25/41	3,609,154
	Government National Mortgage Association, IO
43,573		6.32	(d)	12/20/40	7,258,380
	IO REMIC
10,140		4.50		06/20/39	1,651,307
2,877		5.00		02/16/41	605,720
15,661		5.22	(d)	06/20/41	2,218,960
19,696		5.821	(d)	11/16/40	3,979,216
14,840		6.02	(d)	10/20/37	1,254,883
14,685		6.35	(d)	06/20/40	2,602,730
20,619		6.371	(d)	04/16/41	4,132,447
14,576		6.441	(d)	04/16/41	2,615,619
23,108		6.571	(d)	08/16/31	4,863,348

	Total Collateralized Mortgage Obligations – Agency Collateral Series (Cost $87,310,113)				93,464,322
	Commercial Mortgage Backed Securities (3.0%)
2,800	CFCRE Commercial Mortgage Trust (c)	3.759		04/15/44	2,850,985
4,848	DBUBS Mortgage Trust (c)	5.002		11/10/46	5,215,500
	GS Mortgage Securities Corp. II
3,900	(f)	3.707	(d)	08/10/44	3,947,580

Morgen Stanley U.S. Government Securities Trust
Portfolio of Investments ■ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$2,625	(c)	5.361	(d)%	03/10/44	$2,446,793
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,095		4.171		08/15/46	2,137,864
3,400	(c)	4.388		07/15/46	3,396,445
5,455	(c)	4.717		02/16/46	5,630,804
5,645	WF-RBS Commercial Mortgage Trust (c)	4.869	(d)	02/15/44	5,965,633
	Total Commercial Mortgage Backed Securities (Cost $31,276,880)				31,591,604

	Corporate Bond (1.0%)
	Finance
10,330	US Central Federal Credit Union, (U.S. Government Guaranteed) (Cost $10,323,389)	1.90		10/19/12	10,512,273
	Mortgages – Other (0.5%)
4,432	FDIC Structured Sale Guaranteed Notes (c)	0.789	(d)	02/25/48	4,442,145
1,329	Wells Fargo Mortgage Backed Securities Trust	4.416	(d)	10/25/33	1,335,304

	Total Mortgages – Other (Cost $5,772,857)				5,777,449
	Municipal Bonds (5.3%)
4,615	Bay Area Toll Authority	6.263		04/01/49	5,994,423
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,725,640
5,980	Los Angeles Unified School District	5.75		07/01/34	6,801,293
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,818,155
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,311,833
	Municipal Electric Authority of Georgia
1,760		6.637		04/01/57	1,920,002
3,085		6.655		04/01/57	3,289,906
4,000	New Jersey Economic Development Authority	1.347	(d)	06/15/13	4,014,200
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,708,772
3,625	New York City Transitional Finance Authority	5.267		05/01/27	4,090,631
3,000	New York State Dormitory Authority	5.628		03/15/39	3,671,700
2,575	Oregon Department of Transportation, Series A	5.834		11/15/34	3,215,583
3,060	San Francisco City & County Public Utilities Commission	6.00		11/01/40	3,624,203
	State of Washington
2,440		5.09		08/01/33	2,759,567
	Series D
1,580		5.481		08/01/39	1,964,493
	Total Municipal Bonds (Cost $49,567,089)				56,910,401
	Sovereign (4.8%)
29,130	Egypt Government AID Bonds	4.45		09/15/15	32,965,139
14,175	Israel Government AID Bond	5.50		09/18/23	18,034,895
	Total Sovereign (Cost $44,158,564)				51,000,034
	U.S. Agency Securities (9.9%)
	Federal Home Loan Mortgage Corporation
2,750		5.00		04/18/17	3,268,199
10,760		5.50		08/23/17	13,145,600
38,600	Federal National Mortgage Association	5.375		06/12/17	46,870,783
6,960	Private Export Funding Corp.	4.30		12/15/21	7,992,217
	Tennessee Valley Authority
10,980		4.875		12/15/16	12,901,225
6,935		5.25		09/15/39	8,918,882
8,085		7.125		05/01/30	12,289,976
	Total U.S. Agency Securities (Cost $96,317,283)				105,386,882

	U.S. Treasury Securities (9.4%)
17,350	U.S. Treasury Bond	4.625		02/15/40	23,186,644
	U.S. Treasury Notes
26,550		0.50		10/15/13	26,657,873
25,350	(g)	1.875		09/30/17	26,322,426

Morgen Stanley U.S. Government Securities Trust
Portfolio of Investments ■ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$23,000		2.25%	01/31/15	$24,315,324

	Total U.S. Treasury Securities (Cost $95,443,873)			100,482,267

	Short-Term Investments (8.3%)
	U.S. Treasury Securities (3.8%)
	U.S. Treasury Bills
10,000	(h)	0.015	12/01/11	9,999,746
30,000	(h)	0.122	01/26/12	29,988,300

	Total U.S. Treasury Securities (Cost $39,988,046)			39,988,046

NUMBER OF
SHARES (000)
	Investment Company (4.5%)
48,222	Morgan Stanley Institutional Liquidity Funds — Government Portfolio – Institutional Class (Cost $48,222,304)(i)		48,222,304

	Total Short-Term Investments (Cost $88,210,350)		88,210,350

	Total Investments (Cost $1,074,383,605) (j)(k)	106.0%	1,128,806,896
	Liabilities in Excess of Other Assets	(6.0)	(63,850,570)

	Net Assets	100.0%	$1,064,956,326

FDIC	Federal Deposit Insurance Corporation.

IO	Interest Only.

REMIC	Real Estate Mortgage Investment Conduit.

TBA	To Be Announced.

(a)	For the nine months ended September 30, 2011, there were no transactions in Citigroup Funding, Inc., Agency Bonds — Banking, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(b)	Security is subject to delayed delivery.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.

(e)	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2011.

(f)	When-issued security.

(g)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.

(h)	Rate shown is the yield to maturity at September 30, 2011.

(i)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(j)	Securities have been designated as collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open futures contracts and swap agreements.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgen Stanley U.S. Government Securities Trust
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Futures Contracts Open at September 30, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

482	Long	U.S. Treasury 2 yr. Note, Dec-11	$106,137,907	$(169,885)
321	Long	U.S. Treasury 5 yr. Note, Dec-11	39,317,484	(92,111)
11	Long	U.S. Treasury Ultra Long Bond, Dec-11	1,744,875	175,399
204	Short	U.S. Treasury 30 yr. Bond, Dec-11	(29,095,500)	(647,894)
294	Short	U.S. Treasury 10 yr. Note, Dec-11	(38,247,563)	177,955

		Net Unrealized Depreciation		$(556,536)

Morgen Stanley U.S. Government Securities Trust
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Zero Coupon Swap Agreements Open at September 30, 2011:

	NOTIONAL				PREMIUM	UNREALIZED
	AMOUNT	FLOATING	PAY/RECEIVE	TERMINATION	PAID	APPRECIATION
SWAP COUNTERPARTY	(000)	RATE INDEX	FLOATING RATE	DATE	(RECEIVED)	(DEPRECIATION)

Barclays Capital	$25,121	3 Month LIBOR	Pay	11/15/19	—	$4,255,586
Barclays Capital	21,201	3 Month LIBOR	Receive	11/15/19	—	(7,913,423)
Deutsche Bank	23,886	3 Month LIBOR	Receive	11/15/21	—	(9,238,583)
Deutsche Bank	27,975	3 Month LIBOR	Pay	11/15/21	—	5,443,096

		Net Unrealized Depreciation				$(7,453,324)

LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust
Notes to Portfolio of Investments • September 30, 2011 (unaudited)
Valuation of Investments — (1) Certain securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value;

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Long-Term Investments
Agency Adjustable Rate Mortgages	$12,336,764	—	$12,336,764	—
Agency Bonds — Banking (FDIC Guaranteed)	94,379,789	—	94,379,789	—
Agency Fixed Rate Mortgages	428,532,941	—	428,532,941	—
Asset-Backed Securities	50,221,820	—	50,221,820	—
Collateralized Mortgage Obligations — Agency Collateral Series	93,464,322	—	93,464,322	—
Commercial Mortgage Backed Securities	31,591,604	—	31,591,604	—
Corporate Bond	10,512,273	—	10,512,273	—
Mortgages — Other	5,777,449	—	5,777,449	—
Municipal Bonds	56,910,401	—	56,910,401	—
Sovereign	51,000,034	—	51,000,034	—
U.S. Agency Securities	105,386,882	—	105,386,882	—
U.S. Treasury Securities	100,482,267	—	100,482,267	—

Total Long-Term Investments	1,040,596,546	—	1,040,596,546	—

Short-Term Investments
U.S. Treasury Securities	39,988,046	—	39,988,046	—
Investment Company	48,222,304	$48,222,304	—	—

Total Short-Term Investments	88,210,350	48,222,304	39,988,046	—

Futures	353,354	353,354	—	—
Zero Coupon Swaps	9,698,682	—	9,698,682	—

Total Assets	$1,138,858,932	$48,575,658	$1,090,283,274	—

Liabilities:
Futures	$(909,890)	$(909,890)	—	—
Zero Coupon Swaps	(17,152,006)	—	$(17,152,006)	—

Total Liabilities	$(18,061,896)	$(909,890)	$(17,152,006)	—

Total	$1,120,797,036	$47,665,768	$1,073,131,268	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Securities Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer November 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer

/s/ Francis Smith
Francis Smith
Principal Financial Officer November 17, 2011